NYSE Regulation

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

[redacted]

10013476

CERTARCA
001-33434

October 1, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Issuer:	Credit Suisse AG
	Issuer CIK:	0001053092
	Issuer File Number:	001-33434
	Form 8-A Date:	9/30/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. received (on September 28, 2010) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

Exchange Traded Notes due October 6, 2020
Linked to the Credit Suisse Merger Arbitrage Liquid Index (Net)

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Corporate Compliance